CERTIFICATION OF
                           STRONG EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                              STRONG INTERNET FUND
                           STRONG TECHNOLOGY 100 FUND
                       STRONG TECHNOLOGY INDEX PLUS FUND


STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Internet, Strong Technology 100, and Strong Technology Index Plus Funds' Prospectuses and Statements of Additional Information each dated December 31, 1999, filed by the Registrant pursuant to Post-Effective Amendment No. 32 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on December 27, 1999 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent Post-effective amendment filed by the Registrant with regard to the Strong Internet, Strong Technology 100 and Strong Technology Index Plus Funds.

4. The form of Strong Internet, Strong Technology 100, and Strong Technology Index Plus Funds' Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                              STRONG EQUITY FUNDS, INC.


                             /s/ John S. Weitzer
                              By:     John S. Weitzer
                              Title:  Vice President


Dated:  December 30, 1999







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